Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-27-2007

A.	DATES	Begin	End	# days

1	Determination Date		11/16/2007

2	Payment Date		11/20/2007

3	Collection Period	9/30/2007	10/27/2007	28

4	Monthly Interest Period - Actual/360	10/22/2007	11/19/2007	29

5	Monthly Interest - 30/360			30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	—	—	—	—
7	Class A-2 Notes	387,000,000.00	290,588,416.52	35,983,479.82	254,604,936.70	0.6578939
8	Class A-3 Notes	203,000,000.00	203,000,000.00	—	203,000,000.00	1.0000000
9	Class A-4 Notes	283,571,000.00	283,571,000.00	—	283,571,000.00	1.0000000

10	Total Securities	$1,198,571,000.00	$777,159,416.52	$35,983,479.82	$741,175,936.70

11	Overcollateralization	24,461,105.57	24,461,105.57		24,461,105.57

12	Adjusted Pool Balance	1,223,032,105.57	801,620,522.09	35,983,479.82	765,637,042.27

13	YSOC	$52,725,977.16	$33,146,723.08		$31,356,333.64

14	Net Pool Balance	$1,275,758,082.73	$834,767,245.17	$35,983,479.82	$796,993,375.91

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes	5.3172%	—	—	—	—
16	Class A-2 Notes	5.2900%	1,281,010.60	4.4083333	37,264,490.42	128.2380450
17	Class A-3 Notes	5.2000%	879,666.67	4.3333333	879,666.67	4.3333333
18	Class A-4 Notes	4.9975%	1,141,589.89	4.0257639	1,141,589.89	4.0257639

	Total Securities		3,302,267.16		39,285,746.98

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	24,752,224.55
20	Scheduled Interest Payments Received	3,441,927.03
21	Prepayments of Principal Received	370,494.34
22	Liquidation Proceeds	11,786,605.36
23	Recoveries Received	495,396.09
24	Other Payments Received to Reduce Principal	—

25	Subtotal: Total Collections	40,846,647.37

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	39,362.65

30	Total Available Funds, prior to Servicer Advances	40,886,010.02

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	40,886,010.02

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	40,886,010.02

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	695,639.37
37	Net Swap Payment Class A-4 Notes	74,693.39
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest Payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	3,302,267.16
40	Principal Distribution Amount (Item 80)	35,983,479.82
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	829,930.28

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-27-2007	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	695,639.37	—	695,639.37

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	1,281,010.60	—	1,281,010.60
49	Class A-3 Interest	879,666.67	—	879,666.67
50	Class A-4 Interest	1,141,589.89	—	1,141,589.89
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	3,302,267.16	—	3,302,267.16

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			801,620,522.09
57	Beginning Net Pool Balance		834,767,245.17
58	Receipts of Scheduled Principal		(24,752,224.55)
59	Receipts of Prepaid Principal		(370,494.34)
60	Liquidation Proceeds		(11,786,605.36)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(864,545.01)

64	Ending Net Pool Balance		796,993,375.91
65	Yield Supplement Overcollateralization Amount		31,356,333.64

66	Adjusted Pool Balance		765,637,042.27
67	Less: Adjusted Pool Balance - End of Collection Period			765,637,042.27

68	Calculated Principal Distribution Amount			35,983,479.82

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			40,886,010.02
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			695,639.37
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			3,376,960.55
73	Less: Calculated Principal Distribution (Item 68)			35,983,479.82

74	Equals: Remaining Available Funds before Servicer Advance			829,930.28
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			829,930.28
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			35,983,479.82

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Payment Advances for Current Period			—

84	Ending Balance of Payment Advance			—

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-27-2007	PAGE 3

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26, else $9,172,740.79		9,172,740.79
86	Initial Reserve Account Balance		3,057,580.26

87	Beginning Reserve Account Balance		9,172,740.79
88	Plus: Net Investment Income for the Collection Period		39,362.65

89	Subtotal: Reserve Fund Available for Distribution		9,212,103.44
90	Plus: Deposit of Excess Available Funds (Item 41)		—
91	Less: Reserve Account Draw Amount (Item 79)		—

92	Subtotal Reserve Account Balance		9,212,103.44
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)		39,362.65

94	Equals: Ending Reserve Account Balance		9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,275,758,083	796,993,376
97	Number of Current Contracts	96,284	73,211
98	Weighted Average Loan Rate	5.26%	5.45%
99	Average Remaining Term	46.5	41.0
100	Average Original Term	60.6	61.5
101	Monthly Prepayment Rate		1.1%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	57	864,545
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		495,396

105	Net Principal Losses for Current Collection Period	57	369,149

106	Beginning Net Principal Losses	351	4,405,792
107	Net Principal Losses for Current Collection Period	57	369,149

108	Cumulative Net Principal Losses	408	4,774,941

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)		0.37%

110	Reduction Trigger met? August 2008 payment date Cumulative Net Loss Ratio <.60% or February 2009 payment date Cumulative Net Loss Ratio <.80%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	98.74%	72,428	786,931,660
112	31 - 60 Days Delinquent	1.08%	679	8,603,935
113	61 - 90 Days Delinquent	0.18%	104	1,457,780

114	Total	100.00%	73,211	796,993,376

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	—
116	Swap Replacements Proceeds	—

117	Total Receipts	—

	Payments	74,693.39
118	Net Swap Payment Class A-4 Notes	—

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month